Eaton Vance Short Duration Real Return Fund

EATON VANCE SHORT DURATION REAL RETURN FUND
Supplement to Prospectus dated March 1, 2016

Effective immediately, the following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses(2)	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.24%	1.99%	0.99%
Expense Reimbursement(3)	(0.41)%	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.83%	1.58%	0.58%

(1)	“Management Fees” reflect a change in the expense reimbursement effective January 1, 2017, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised expense reimbursement was in effect for the Fund’s full fiscal year ended October 31, 2015.
(2)	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Acquired Fund Fees and Expenses include interest and fee expenses, primarily on borrowings, of 0.08%.
(3)	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares. This expense reimbursement will continue through February 28, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$308	$570	$852	$1,656	$308	$570	$852	$1,656
Class C shares	$261	$585	$1,035	$2,284	$161	$585	$1,035	$2,284
Class I shares	$59	$274	$507	$1,176	$59	$274	$507	$1,176

February 6, 2017	24744 2.6.17

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Short Duration Real Return Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Short Duration Real Return Fund		Class A	Class C	Class I
Management Fees		0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expense		0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses	[1]	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses		1.24%	1.99%	0.99%
Expense Reimbursement	[2]	(0.41%)	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.83%	1.58%	0.58%
[1]	Reflects the Fund's allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Acquired Fund Fees and Expenses include interest and fee expenses, primarily on borrowings, of 0.08%.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares. This expense reimbursement will continue through February 28, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Short Duration Real Return Fund - USD ($)	1 Year	3 Year	5 Years	10 Years
Class A	308	570	852	1,656
Class C	261	585	1,035	2,284
Class I	59	274	507	1,176

Expense Example, No Redemption - Eaton Vance Short Duration Real Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	308	570	852	1,656
Class C	161	585	1,035	2,284
Class I	59	274	507	1,176

[1]	"Management Fees" reflect a change in the expense reimbursement effective January 1, 2017, and "Management Fees" and "Expense Reimbursement" have been restated to reflect the fees as if the Fund's revised expense reimbursement was in effect for the Fund's full fiscal year ended October 31, 2015.